SEGMENT REPORTING (Details)		12 Months Ended
		Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment		4
Revenue		$ 11,679,690	$ 5,037,793	$ 3,817,574
Cost of revenue and related taxes		3,387,593	1,652,799	936,780
Gross profit		8,292,097	3,384,994	2,880,794
Operating expenses		1,405,291	318,010	683,621
Income from operations		6,886,806	3,066,984	2,197,173
Net income	[1]	5,188,919	2,325,599	1,642,569
Assets
Assets		11,099,020	2,893,509
Multi-Channel Advertising
Segment Reporting Information [Line Items]
Revenue		7,958,143	4,005,598	2,175,371
Cost of revenue and related taxes		2,580,905	1,443,464	807,590
Gross profit		5,377,238	2,562,134	1,367,781
Operating expenses		957,517	252,853	389,548
Income from operations		4,419,721	2,309,281	978,233
Net income		3,330,128	1,751,062	731,303
Assets
Assets		7,311,842	2,068,875
Event Planning and Execution
Segment Reporting Information [Line Items]
Revenue		2,604,892	1,032,195	1,642,203
Cost of revenue and related taxes		475,901	209,335	129,190
Gross profit		2,128,991	822,860	1,513,013
Operating expenses		313,419	65,157	294,073
Income from operations		1,815,572	757,703	1,218,940
Net income		1,367,902	574,537	$ 911,266
Assets
Assets		2,393,342	533,125
Film Production
Segment Reporting Information [Line Items]
Revenue		775,080
Cost of revenue and related taxes		182,319
Gross profit		592,761
Operating expenses		93,257
Income from operations		499,504
Net income		376,347
Assets
Assets		332,542	$ 291,509
Movie Theater Operating
Segment Reporting Information [Line Items]
Revenue		341,575
Cost of revenue and related taxes		148,468
Gross profit		193,107
Operating expenses		41,098
Income from operations		152,009
Net income		114,542
Assets
Assets		$ 1,061,294

[1]	Retrospectively restated for effect of reverse split.